Investment Assets and Investment Liabilities (Tables) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The table below presents investment assets and investment liabilities of the Plan by level within the fair value hierarchy.

$ in thousands	Level 1	Level 2	Level 3	Total
As of December 2025
Assets
Bank deposit	$266,344	$–	$–	$266,344
Mutual funds	1,444,423	–	–	1,444,423
Collective trusts	9,251,014	–	–	9,251,014
Separately managed accounts:
Cash and cash equivalents	2,292	–	–	2,292
Resale agreements	–	72,300	–	72,300
Fixed income securities	52,714	159,088	–	211,802
Common and preferred
stocks	2,722,146	–	–	2,722,146
Mutual funds	95,412	–	–	95,412
Real estate investment trusts	259,742	–	–	259,742
Commodities	–	11,472	–	11,472
Derivatives	–	2,792	–	2,792
Total investment assets	$14,094,087	$245,652	$–	$14,339,739
Liabilities
Separately managed accounts:
Derivatives	$–	$(54)	$–	$(54)
Total investment liabilities	$–	$(54)	$–	$(54)

As of December 2024
Assets
Bank deposit	$268,894	$–	$–	$268,894
Mutual funds	1,264,164	–	–	1,264,164
Collective trusts	7,842,009	–	–	7,842,009
Separately managed accounts:
Cash and cash equivalents	410	–	–	410
Resale agreements	–	83,200	–	83,200
Fixed income securities	82,565	121,271	–	203,836
Common and preferred
stocks	2,468,185	–	–	2,468,185
Mutual funds	105,443	–	–	105,443
Real estate investment trusts	289,889	563	–	290,452
Commodities	–	30,895	–	30,895
Derivatives	–	704	–	704
Total investment assets	$12,321,559	$236,633	$–	$12,558,192
Liabilities
Separately managed accounts:
Derivatives	$–	$(2)	$–	$(2)
Total investment liabilities	$–	$(2)	$–	$(2)

EBP, Investment, Change in Fair Value
The table below presents the changes in fair value for level 3 investment assets.

	Year Ended December
$ in thousands	2025	2024
Common and preferred stocks
Beginning balance	$–	$289
Net unrealized gains/(losses)	–	(289)
Ending balance	$–	$–